Intangible Assets Other Than Goodwill	12 Months Ended
Dec. 31, 2019
INTANGIBLE ASSETS OTHER THAN GOODWILL [Abstract]
INTANGIBLE ASSETS OTHER THAN GOODWILL

NOTE 7: INTANGIBLE ASSETS OTHER THAN GOODWILL

Intangible assets as of December 31, 2019 and 2018 consist of the following:

December 31, 2019	Acquisition Cost	Accumulated Amortization	Net Book Value December 31, 2019
Port terminal operating rights	53,152	(12,837)	40,315
Customer relationships	36,120	(21,924)	14,196

Total intangible assets	$89,272	$(34,761)	$54,511

December 31, 2018	Acquisition Cost	Accumulated Amortization	Net Book Value December 31, 2018
Port terminal operating rights	53,152	(11,838)	41,314
Customer relationships	36,120	(20,150)	15,970

Total intangible assets	$89,272	$(31,988)	$57,284

Amortization expense for each of the years ended December 31, 2019, 2018 and 2017, amounted to $2,773, $2,724 and $3,543, respectively.

The aggregate amortization of acquired intangibles will be as follows:

Description	Within One Year	Year Two	Year Three	Year Four	Year Five	Thereafter	Total
Port terminal operating rights	995	995	995	995	995	35,340	40,315
Customer relationships	1,775	1,775	1,775	1,775	1,775	5,321	14,196

Total	$2,770	$2,770	$2,770	$2,770	$2,770	$40,661	$54,511